Commitments and contingencies	6 Months Ended	12 Months Ended
	Jul. 03, 2021	Dec. 31, 2020
Commitments and Contingencies Disclosure [Abstract]
Commitments and contingencies
9. Commitments and contingencies
Leases
The Company leases its office facilities as well as other property, vehicles and equipment under operating leases. The Company also leases certain office equipment under nominal finance leases. The remaining lease terms range from 1 month to 7.25 years.
The components of lease cost were as follows:

	Three Months Ended		Six Months Ended
	July 3, 2021	June 27, 2020	July 3, 2021	June 27, 2020
Operating lease cost	$912	$646	$1,614	$1,292
Short-term lease cost (a)	212	94	329	204

Total lease cost	$1,124	$740	$1,943	$1,496

•	Includes variable lease cost and sublease income, which are immaterial.
Supplemental cash flow information and
non-cash
activity related to operating leases were as follows:

	Six Months Ended
	July 3, 2021	June 27, 2020
Operating cash flows from operating leases	$1,696	$1,269
Supplemental balance sheet and other information related to operating leases were
as fo
llow
s:

	July 3, 2021	December 31, 2020
Operating lease assets	$17,669	$14,961

Operating lease liabilities- current	$2,918	$1,960
Operating lease liabilities- noncurrent	15,989	14,108

Total operating lease liabilities	$18,907	$16,068

Weighted average remaining lease term (years)	6.2	7.2
Weighted average discount rate	4.4%	5.0%
Product Recall
In December 2020, the Company voluntarily recalled our ultrasound gel, an accessory to one of the Restorative Therapies product. The Company has incurred, and expects to incur in the future, costs associated with this recall. Based on the information that has been received, the estimated probable loss related to this recall globally was approximately $2,055 as of July 3, 2021. Reserves of $434 and $1,684 were recorded within accrued liabilities on the consolidated balance sheets at July 3, 2021 and December 31, 2020, respectively.
Legal Contingencies
In the normal course of business, the Company periodically becomes involved in various claims and lawsuits, and governmental proceedings and investigations that are incidental to the business. With respect to governmental proceedings and investigations, like other companies in our industry, the Company is subject to extensive regulation by national, state and local governmental agencies in the U.S. and in other jurisdictions in which the Company operates. As a result, interaction with governmental agencies is ongoing. The Company’s standard practice is to cooperate with regulators and investigators in responding to inquiries. The outcomes of legal actions are not within the Company’s complete control and may not be known for extended periods of time.
Prior to the closing of our acquisition of Bioness, Bioness had been named as a defendant in a lawsuit, for which we are indemnified for under the indemnification provisions contained in the Merger Agreement pursuant to which we acquired Bioness (the Bioness Merger Agreement). The case relates to an action brought in February 2021 in the Delaware State Court of Chancery by a former minority shareholder and director of Bioness, seeking a temporary restraining order contesting our acquisition of Bioness. While the complaint to block the Bioness acquisition was dismissed by the court, a separate action was brought against the Company under the indemnification provisions of the Bioness Certificate of Incorporation to recover $1,200 in attorney fees and other expenses incurred by the director and shareholder in connection with the dismissed case and filed a motion on May 21, 2021 for summary judgment of their claims. The Company is vigorously defending the matter.
Other matters
On August 23, 2019, the Company was assigned a third-party license on a product currently in development and the Company is subject to a 3% royalty on certain commercial sales, or a nominal minimum amount per quarter, beginning in 2023.
On May 29, 2019, the Company and the Musculoskeletal Transplant Foundation, Inc. d/b/a MTF Biologics (MTF), entered into a collaboration and development agreement to develop one or more products for orthopedic application to be commercialized by the Company and supplied by MTF (the Development Agreement). The first phase has been completed. Additional fees for the subsequent phases will be determined as the development work progresses. The Development Agreement continues until the date when the parties execute a supply agreement for the commercial products.
On December 9, 2016, the Company entered into an amended and restated license agreement for the exclusive U.S. distribution and commercialization rights of a single injection osteoarthritis (OA) product with the supplier of the Company’s single injection OA product for the
non-U.S.
market. The agreement requires the Company to meet annual minimum purchase requirements and pay royalties on net sales. Royalties related to this agreement totaled $3,548 and $1,767 during the three months ended July 3, 2021 and June 27, 2020, respectively, and $5,925 and $3,969 during the six months ended July 3, 2021 and June 27, 2020, respectively. These royalties are included in cost of sales on the consolidated statement of operations and comprehensive (loss) income.
As part of a supply agreement entered on February 9, 2016 for the Company’s three injection OA product, the Company is subject to annual minimum purchase requirements for ten years. After the initial 10 years, the agreement will automatically renew for an additional 5 years unless terminated by the Company or the seller in accordance with the agreement.
As part of a supply agreement for the Company’s five injection OA product, that was amended and restated on December 22, 2020, the Company is subject to annual minimum purchase requirements for 8 years.
The Company has an exclusive license agreement for bioactive bone graft putty. The Company is required to pay a royalty on all commercial sales revenue from the licensed products with a minimum annual royalty payment through 2023, the date the agreement will expire, upon the expiration of the patent held by the licensor. These royalties are included in cost of sales on the consolidated statement of operations and comprehensive (loss) income.
From time to time, the Company causes letters of credit (LOCs) to be issued to provide credit support for guarantees, contractual commitments and insurance policies. The fair values of the LOCs reflect the amount of the underlying obligation and are subject to fees payable to the issuers, competitively determined in the marketplace. As of July 3, 2021 and December 31, 2020, the Company had one LOC outstanding for a nominal amount.
The Company currently maintains insurance for risks associated with the operation of its business, provision of professional services and ownership of property. These policies provide coverage for a variety of potential losses, including loss or damage to property, bodily injury, general commercial liability, professional errors and omissions and medical malpractice. The Company is self-insured for health insurance covering most of its employees located in the United States. The Company maintains stop-loss insurance on a “claims made” basis for expenses in excess of $200 per member per year.

12. Commitments and contingencies
Leases
The Company leases its office facilities as well as other property, vehicles and equipment under operating leases. The Company also leases certain office equipment under finance leases. The remaining lease terms range from 3 months to 8 years.
The components of lease cost were as follows:

	2020	2019
Operating lease cost	$2,610	$2,529
Short-term lease cost*	388	358

Total lease cost	$2,998	$2,887

*Includes	variable lease cost and sublease income, which are immaterial.
Supplemental cash flow information and non-cash activity related to leases were as follow:

	2020	2019
Cash paid for amounts included in the measurement of operating lease liabilities:	$2,567	$2,343
Right-of-use assets obtained in exchange for operating lease obligations:	$1,497	$5,016
Current and noncurrent operating and finance lease liabilities are included in other current liabilities and other long-term liabilities, respectively, on the consolidated balance sheet. Other balance sheet information related to leases are as follows:

	2020	2019
Operating lease assets	$14,961	$15,267

Operating lease liabilities—current	$1,960	$1,814
Operating lease liabilities—noncurrent	14,108	14,513

Total operating lease liabilities	$16,068	$16,327

Weighted average remaining operating lease term in years	7.2	8.0
Weighted average discount rate for operating leases	5.0%	5.0%
Maturities of lease liabilities as of December 31, 2020 were as follows:

Operating leases
2021	$2,714
2022	2,645
2023	2,460
2024	2,476
2025	2,569
Thereafter	6,281

Total future lease payments	19,145
Less imputed interest	(3,077)

Present value of future lease payments	$16,068

OIG’s Provider Self-Disclosure
The Company identified non-compliance with certain U.S. federal statutes and requirements governing the Medicare program in 2018 related to improper completion of Certificate for Medical Necessity (CMN) forms and in November 2018 made a voluntary self-disclosure to the Office of Inspector General of the U.S. Department of Health and Human Services (OIG) pursuant to the OIG’s Provider Self-Disclosure Protocol related to this matter. After settlement discussions with the Office of the United States Attorney in the Middle District of North Carolina (USAO) and OIG, on January 15, 2021, the Company reached a settlement agreement with the USAO and the OIG with respect to the submission of Medicare claims that did not meet CMS coverage requirements and for which the Company’s sales representatives completed Section B of the CMN form. On February 22, 2021, the Company finalized all terms related to the settlement and entered into a formal settlement agreement with the USAO and OIG consistent with the previous agreement in principle and which included releases from associated False Claims Act liability and further Civil Monetary Penalties that are customary in self-disclosures of this type and resolved the potential liability related to the Company’s self-disclosure for $3,600, of which $2,400 had previously been paid. The remaining $1,200 net settlement amount due under the agreement was recorded in accrued liabilities within the consolidated balance sheets as of December 31, 2020 and paid on February 23, 2021. Refer to
Note 17. Subsequent events
for further details regarding the resolution.
Reserve for estimated overpayments from all third-party payers
The Company maintains a reserve for reimbursement claims related to its Minimally Invasive Fracture Treatment product that may have been processed for payment by the Company without adequate medical records support. The Company held a reserve of $2,790 and $6,801 at December 31, 2020 and 2019, respectively for these amounts. The Company refunded Medicare $1,519 and $7,458 during the years ended December 31, 2020 and 2019, respectively, related to known and estimated overpayments for medical necessity included in this reserve for periods through December 31, 2019. Certain of these overpayments were identified as potential overpayments in the Company’s OIG self-disclosure in November 2018. The Company’s reserve was estimated using extrapolation of an error rate from a statistical sample, which represents the Company’s best estimate as of the date of the financial statements, but because of the uncertainty inherent in such estimates, the ultimate resolution may be materially different.
Product recall
In December 2020, we voluntarily recalled our ultrasound gel, an accessory to the Minimally Invasive Fracture Treatment product. We have incurred, and expect to incur in the future, costs associated with this recall. Based on the information that has been received, we have estimated the probable loss related to this recall globally to be approximately $1,684. We have recorded reserves representing the probable loss within accrued liabilities on the consolidated balance sheet. The final outcome of this recall is dependent on many factors that are difficult to predict.
Other matters
On August 23, 2019, the Company and Harbor entered into an exclusive collaboration agreement for purposes of developing a product for orthopedic uses to be commercialized by the Company and supplied by Harbor. As part of the agreement a third-party license was assigned to us and the Company is subject to a 3% royalty on certain commercial sales, or a nominal minimum amount per quarter, beginning in 2023. The Company is obligated to pay up to $6,000 upon achieving certain milestones. Unless earlier terminated, the agreement will remain in effect until the earlier of 8 years or until the payment of certain milestones are met.
On May 29, 2019, the Company and Musculoskeletal Transplant Foundation, Inc. d/b/a MTF Biologics (MTF), entered into a collaboration and development agreement to develop one or more products for orthopedic application to be commercialized by the Company and supplied by MTF. The first phase has been completed. Additional fees for the subsequent phases will be determined as the development work progresses. The Development Agreement continues until the date when the parties execute a supply agreement for the commercial products.
On December 9, 2016, the Company entered into an amended and restated license agreement for the exclusive U.S. distribution and commercialization rights of a single injection OA product with the supplier of the Company’s single injection OA product for the non-U.S. market. The agreement requires the Company to meet annual minimum purchase requirements and pay royalties on net sales. Royalties related to this agreement totaled $10,021, $7,622 and $3,082 for the years ended December 31, 2020, 2019 and 2018 respectively, and are included in cost of sales on the consolidated statement of operations and comprehensive income (loss).
As part of a supply agreement entered on February 9, 2016 for the Company’s three injection OA product, the Company is subject to annual minimum purchase requirements for ten years. After the initial ten years, the agreement will automatically renew for an additional five years unless terminated by the Company or the seller in accordance with the agreement.
As part of a supply agreement for the Company’s five injection OA product, that was amended and restated on December 22, 2020, the Company is subject to annual minimum purchase requirements for eight years.
The Company has an exclusive license agreement for bioactive bone graft putty. The Company is required to pay a royalty on all commercial sales revenue from the license products with a minimum annual royalty payment through 2023, the date the agreement will expire, upon the expiration of the patent held by the licensor. These royalties are included in cost of sales on the consolidated statement of operations and comprehensive income (loss).

From time to time, the Company causes LOCs to be issued to provide credit support for guarantees, contractual commitments and insurance policies. The fair values of the LOCs reflect the amount of the underlying obligation and are subject to fees payable to the issuers, competitively determined in the marketplace. As of December 31, 2020 and 2019, the Company had one LOC outstanding for a nominal amount.
The Company currently maintains insurance for risks associated with the operation of its business, provision of professional services and ownership of property. These policies provide coverage for a variety of potential losses, including loss or damage to property, bodily injury, general commercial liability, professional errors and omissions and medical malpractice. The Company is self-insured for health insurance covering most of its employees located in the United States. The Company maintains stop-loss insurance on a “claims made” basis for expenses in excess of $150 per member per year.
In the normal course of business, the Company periodically becomes involved in various claims and lawsuits, and governmental proceedings and investigations that are incidental to the business. With respect to governmental proceedings and investigations, like other companies in our industry, the Company is subject to extensive regulation by national, state and local governmental agencies in the U.S. and in other jurisdictions in which the Company and its affiliates operate. As a result, interaction with governmental agencies is ongoing. The Company’s standard practice is to cooperate with regulators and investigators in responding to inquiries. The outcomes of legal actions are not within the Company’s complete control and may not be known for extended periods of time. Other than the matters discussed above, management of the Company, after consultation with legal counsel, does not believe there are any unrecorded matters that will have a material adverse effect upon the Company’s financial statements.